Other non-current liabilities (Detail) - Miscellaneous non-current liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous non-current liabilities [line items]
Written put option Rapid Fit Plus	€ 0	€ 788	€ 735
Contingent consideration	0	648	909
Non-current advances received	0	0	0
Non-current provisions	82	109	69
Other miscellaneous non-current liabilities	786	359	160
Total	€ 868	€ 1,904	€ 1,873